RELATED PARTIES - Other Transactions With Related Parties (Details) t in Millions, $ in Millions	Dec. 03, 2014	Dec. 31, 2022 USD ($)	Oct. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 08, 2019 USD ($) t
Al Jubail | Joint Venture
Disclosure of transactions between related parties [line items]
Loan receivable					$ 109
Calvert | Joint Venture | ArcelorMittal Calvert LLC
Disclosure of transactions between related parties [line items]
Loan receivable		$ 212		$ 195
Calvert | Joint Venture | ArcelorMittal Calvert LLC | Bottom of range
Disclosure of transactions between related parties [line items]
Loans interest rate (in percent)	2.28%
Loan maturity term	1 year
Calvert | Joint Venture | ArcelorMittal Calvert LLC | Top of range
Disclosure of transactions between related parties [line items]
Loans interest rate (in percent)	5.66%
Loan maturity term	25 years
Baffinland | Joint Venture | Marketing Agreement
Disclosure of transactions between related parties [line items]
Purchase agreement, annual quantity (in tonnes) | t						6
Percentage of the value of iron ore produced and hauled (in percent)			87.00%			78.00%
Value of iron ore produced and hauled, maximum			$ 600			$ 450
KSS Petron | AMNS India
Disclosure of transactions between related parties [line items]
Financial assets at fair value through profit or loss				$ 136